Debt - Schedule of Future Minimum Principal Payments of Vehicle Loan (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of the Long-Term Debt [Abstract]
2025 (remaining)	$ 149,992
2026	299,253	$ 291,036
2027	136,062	299,254
2028	57,538	135,976
Total	642,845	787,659
Less: current portion	(305,362)	(291,036)
Total long-term debt	$ 337,483	$ 496,623	$ 825,764